Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Short-Term Bond Fund, Inc.
Prospectus Date	rr_ProspectusDate	Oct. 01, 2016
Supplement [Text Block]	trpstbfi1_SupplementTextBlock	T. Rowe Price Ultra Short-Term Bond Fund

Supplement to Prospectus Dated October 1, 2016

The fund’s current management fee consists of two components–an individual fund fee of 0.08% and a group fee that declines at certain asset levels and is calculated daily based on the combined net assets of all T. Rowe Price Funds (except the Spectrum Funds, Retirement Funds, Retirement I Funds, Target Funds, TRP Reserve Investment Funds, and any index or private label mutual funds).

On November 1, 2016, the fund’s individual fund fee rate will be reduced from 0.08% to 0.01%. There will be no changes to the fund’s contractual expense limitation. To reflect the lowering of the fund’s management fee, effective November 1, 2016, the fee table and expense example on pages 1—2 are revised as follows:

Fees and Expenses of the Fund

Shareholder fees (fees paid directly from your investment)
Maximum account fee	$20	[a]
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.30%[b]
Distribution and service (12b-1) fees	0.00
Other expenses	0.10
Total annual fund operating expenses	0.40	[b]
Fee waiver/expense reimbursement	(0.05)[b,c]
Total annual fund operating expenses after fee waiver/expense reimbursement	0.35	[b,c]

a Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

b Restated to reflect current fees.

c T. Rowe Price Associates, Inc. has agreed (through September 30, 2017) to waive its fees and/or bear any expenses (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired funds fees) that would cause the fund’s ratio of expenses to average daily net assets to exceed 0.35%. The agreement may be terminated at any time beyond September 30, 2017, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the fund’s expense ratio is below 0.35%. However, no reimbursement will be made more than three years after the waiver or payment, or if it would result in the expense ratio exceeding 0.35% (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired funds fees).

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that an expense limitation currently in place is not renewed; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$36	$123	$219	$500

T. Rowe Price Ultra Short-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trpstbfi1_SupplementTextBlock	T. Rowe Price Ultra Short-Term Bond Fund

Supplement to Prospectus Dated October 1, 2016

The fund’s current management fee consists of two components–an individual fund fee of 0.08% and a group fee that declines at certain asset levels and is calculated daily based on the combined net assets of all T. Rowe Price Funds (except the Spectrum Funds, Retirement Funds, Retirement I Funds, Target Funds, TRP Reserve Investment Funds, and any index or private label mutual funds).

On November 1, 2016, the fund’s individual fund fee rate will be reduced from 0.08% to 0.01%. There will be no changes to the fund’s contractual expense limitation. To reflect the lowering of the fund’s management fee, effective November 1, 2016, the fee table and expense example on pages 1—2 are revised as follows:

Fees and Expenses of the Fund

Shareholder fees (fees paid directly from your investment)
Maximum account fee	$20	[a]
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.30%[b]
Distribution and service (12b-1) fees	0.00
Other expenses	0.10
Total annual fund operating expenses	0.40	[b]
Fee waiver/expense reimbursement	(0.05)[b,c]
Total annual fund operating expenses after fee waiver/expense reimbursement	0.35	[b,c]

a Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

b Restated to reflect current fees.

c T. Rowe Price Associates, Inc. has agreed (through September 30, 2017) to waive its fees and/or bear any expenses (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired funds fees) that would cause the fund’s ratio of expenses to average daily net assets to exceed 0.35%. The agreement may be terminated at any time beyond September 30, 2017, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the fund’s expense ratio is below 0.35%. However, no reimbursement will be made more than three years after the waiver or payment, or if it would result in the expense ratio exceeding 0.35% (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired funds fees).

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that an expense limitation currently in place is not renewed; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$36	$123	$219	$500

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2017
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that an expense limitation currently in place is not renewed; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
T. Rowe Price Ultra Short-Term Bond Fund | T. Rowe Price Ultra Short-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	$ 20	[1]
Management fees	rr_ManagementFeesOverAssets	0.30%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.40%	[2]
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2],[3]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.35%	[2],[3]
1 year	rr_ExpenseExampleYear01	$ 36
3 years	rr_ExpenseExampleYear03	123
5 years	rr_ExpenseExampleYear05	219
10 years	rr_ExpenseExampleYear10	$ 500

[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[2]	Restated to reflect current fees.
[3]	T. Rowe Price Associates, Inc. has agreed (through September 30, 2017) to waive its fees and/or bear any expenses (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired funds fees) that would cause the fund’s ratio of expenses to average daily net assets to exceed 0.35%. The agreement may be terminated at any time beyond September 30, 2017, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the fund’s expense ratio is below 0.35%. However, no reimbursement will be made more than three years after the waiver or payment, or if it would result in the expense ratio exceeding 0.35% (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired funds fees).